UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09381

PayPal Funds

(Exact name of registrant as specified in charter)

2211 North First Street, San Jose, California	95131

(Address of principal executive offices)	(Zip code)

Edward Fong, 2211 North First Street, San Jose, California 95131

(Name and address of agent for service)

Registrant’s telephone number, including area code: (408) 376-7400

Date of fiscal year end: 12/31/2004

Date of reporting period: 12/31/2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

[Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).]

Shareholder Expenses

PayPal Money Market Fund

As a shareholder of the PayPal Money Market Fund, you incur ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2004 to December 31, 2004.

Actual Expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Fund	Beginning Account Value (July 1, 2004)	Ending Account Value (December 31, 2004)	Annualized Expense Ratio†	Expenses Paid During Period* (July 1 to December 31, 2004)
PayPal Money Market Fund
Actual	$1,000.00	$1,008.50	0.03%	$0.18
Hypothetical (5% return before expenses)	1,000.00	1,024.96	0.03	0.18

†	This ratio includes the Fund’s share of expenses charged to the corresponding Master Portfolio.
*	Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (366 days).

PayPal Money Market Fund

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

ASSETS
Investments:

In Money Market Master Portfolio (“Master Portfolio”), at value (Note 1)	$221,448,405
Receivables:
Due from PayPal Asset Management, Inc. (Note 2)	23,286

Total Assets	221,471,691

LIABILITIES
Payables:
Distribution to shareholders	405,725
Accrued trustees’ fees	6,126
Accrued expenses	8,156

Total Liabilities	420,007

NET ASSETS	$221,051,684

Net assets consist of:
Paid-in capital	221,042,576
Undistributed net investment income	9,173
Accumulated net realized loss on investments	(65)

NET ASSETS	$221,051,684

Shares outstanding	221,042,340

Net asset value and offering price per share	$1.00

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENT OF OPERATIONS

For the year ended December 31, 2004

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO
Interest	$2,794,680
Expenses (a)	(96,894)

Net investment income allocated from Master Portfolio	2,697,786

FUND EXPENSES (Note 2)
Management fees	3,460,297
Trustees’ fees	24,155
Insurance	23,688
Compliance fees	8,019

Total fund expenses	3,516,159

Fees and expenses reimbursed by PPAM (Note 2)	(3,461,853)

Total net expenses	54,306

Net investment income	2,643,480

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED FROM MASTER PORTFOLIO
Net realized loss	(65)

Net loss on investments	(65)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,643,415

(a)	Net of investment advisory fee waivers by the Master Portfolio’s investment adviser in the amount of $95,499.

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$2,643,480	$2,395,120
Net realized gain (loss)	(65)	6,469

Net increase in net assets resulting from operations	2,643,415	2,401,589

Distributions to shareholders:
From net investment income	(2,643,480)	(2,395,120)

Total distributions to shareholders	(2,643,480)	(2,395,120)

Capital share transactions (Note 3):
Proceeds from shares sold	1,540,318,874	1,579,519,916
Net asset value of shares issued in reinvestment of dividends and distributions	2,300,667	2,420,317
Cost of shares redeemed	(1,522,439,338)	(1,550,432,189)

Net increase in net assets resulting from capital share transactions	20,180,203	31,508,044

Increase in net assets	20,180,138	31,514,513
NET ASSETS:
Beginning of year	200,871,546	169,357,033

End of year	$221,051,684	$200,871,546

Undistributed net investment income included in net assets at end of year	$9,173	$2,704

SHARES ISSUED AND REDEEMED:
Shares sold	1,540,318,874	1,579,519,916
Shares issued in reinvestment of dividends and distributions	2,300,667	2,420,317
Shares redeemed	(1,522,439,338)	(1,550,432,189)

Net Increase in Shares Outstanding	20,180,203	31,508,044

The accompanying notes are an integral part of these financial statements.

PayPal Money Market Fund

Financial Highlights

(For a share outstanding throughout each period)

	Year ended Dec. 31, 2004	Year ended Dec. 31, 2003	Year ended Dec. 31, 2002		Year ended Dec. 31, 2001	Year ended Dec. 31, 2000
Net asset value, beginning of year	$1.00	$1.00	$1.00		$1.00	$1.00

Income from investment operations:
Net investment income	0.01	0.01	0.02		0.03	0.05
Net realized and unrealized gain on investments	0.00 (a)	0.00 (a)	0.00	(a)	0.00 (a)	—

Total from investment operations	0.01	0.01	0.02		0.03	0.05

Less distributions from:
Net investment income	(0.01)	(0.01)	(0.02)		(0.03)	(0.05)

Total distributions	(0.01)	(0.01)	(0.02)		(0.03)	(0.05)

Net asset value, end of year	$1.00	$1.00	$1.00		$1.00	$1.00

Total return	1.37%	1.16%	1.85%		2.86%	5.56%

Ratios/Supplemental data:
Net assets, end of year (000s)	$221,052	$200,872	$169,357		$82,207	$75,890
Ratio of expenses to average net assets (b)	0.08%	0.11%	0.10%		1.46%	1.38%
Ratio of net investment income to average net assets (b)	1.37%	1.14%	1.80%		2.80%	5.32%

Ratio of expenses to average net assets prior to waived fees and reimbursed expenses (b)	1.93%	1.91%	1.90%		1.90%	1.75%
Ratio of net investment income (loss) to average net assets prior to waived fees and reimbursed expenses (b)	(0.48)%	(0.66)%	0.00	% (a)	2.36%	4.95%

(a)	Rounds to less than $0.01 or 0.01%.
(b)	These ratios include the Fund’s share of expenses charged to the Money Market Master Portfolio.

The accompanying notes are an integral part of these financial statements.

PAYPAL MONEY MARKET FUND

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

PayPal Money Market Fund (the “Fund”), is a diversified series of PayPal Funds (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund changed its name from PayPal Money Market Reserve Fund effective January 22, 2002. The Trust was established as a Delaware statutory trust organized pursuant to a Declaration of Trust on June 3, 1999.

The investment objective of the Fund is to provide a high level of income consistent with stability of capital and liquidity.

Under the Fund’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investment Policy and Security Valuation

The Fund invests all of its assets in the Money Market Master Portfolio (the “Master Portfolio”) a separate series of Master Investment Portfolio (“MIP”). The Master Portfolio has the same investment objective as the Fund. The value of the Fund’s investment in the Master Portfolio reflects the Fund’s interest in the net assets of the Master Portfolio (4.00% as of December 31, 2004). The method by which MIP values its securities is discussed in Note 1 of the Master Portfolio’s Notes to the Financial Statements, which are included elsewhere in this report.

The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

Security Transactions and Income Recognition

The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio.

Dividends and Distributions to Shareholders

Dividends to shareholders from net investment income of the Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Due to the timing of dividends and distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

Federal Income Taxes

The Fund has elected and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code. If so qualified, the Fund will not be subject to federal income tax to the extent it distributes its net income to shareholders.

The Fund is treated as a separate entity for federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute annually all of its investment company taxable income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2004.

As of December 31, 2004, the components of Distributable Earnings on a tax basis were as follows: Undistributed Ordinary Income of $9,173, Capital Losses and Other Losses of $65.

The Fund had a tax basis net capital loss carryforward, as of December 31, 2004, the tax year end of the Fund of $65, expiring in 2012. The net capital loss carryforward may be applied against any net realized taxable gains in each succeeding year, or until their respective expiration date, whichever occurs first.

The tax character of distributions paid during 2004 and 2003 for the Fund was as follows: ordinary income of $2,643,480 and $2,395,120 for the Money Market Fund, respectively.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

PayPal Asset Management, Inc. (“PPAM”), a wholly owned subsidiary of PayPal, Inc. (“PayPal”), serves as the Fund’s investment adviser. For both its advisory and administrative services, PPAM is paid a “unified” fee from the Fund at an annual rate of 1.80% of the Fund’s average daily net assets. Under an investment advisory agreement between the Trust and PPAM, PPAM provides, or arranges to be provided to the Fund, administration, transfer agency, pricing, custodial, auditing and legal services, and is responsible for payment of all of the operating expenses of the Fund except Master Portfolio expenses, brokerage fees, taxes, interest, fees and expenses of the independent trustees (and their legal counsel, if any), the Fund’s portion of the trustee and officers/errors and omissions liability insurance premium and extraordinary expenses. The Fund also pays a fee equal to 0.10% of the Fund’s average daily net assets payable at the Master Portfolio level to Barclays Global Fund Advisors, the investment adviser to the Master Portfolio.

PPAM has contractually agreed to limit the Fund’s net operating expenses to an annual rate of 1.50% for the period of January 1, 2004 through February 28, 2005, excluding brokerage fees, taxes, interest and extraordinary expenses. As a result of the contractual expense limit, PPAM is entitled to an investment advisory fee at an annual rate of 1.40%. In addition, PPAM has voluntarily agreed to limit the Fund’s net operating expenses, excluding the fees of the independent trustees (and their independent legal counsel, if any) and the Fund’s portion of the trustees and officers/errors and omissions liability insurance premium, to an annual rate of 0.10%, excluding the fees and expenses of the Independent Trustees (and their legal counsel, if any) and the Fund’s portion of the trustees and officers errors and omissions liability insurance premium. As a result of the voluntary expense limit, PPAM currently does not receive an investment advisory fee. PPAM may terminate the voluntary expense limit at any time. PPAM waived expenses totaling $3,461,853 or 1.80% of the Fund’s average daily net assets for the year ended December 31, 2004.

PPAM serves as the Fund’s transfer agent and dividend distribution agent, and provides shareholder services. PayPal serves as an agent for PPAM in providing shareholder services.

Investors Bank & Trust Company (the “Administrator”) provides custodian and administrative services to the Fund. Services provided by the Administrator include, but are not limited to: general supervision of the non-investment operations and coordination of other services provided to the Fund, maintaining documents and records required to be kept by the Fund; preparing or assisting in the preparation of regulatory filings, prospectuses and shareholder reports; and preparing and disseminating material for meetings of the Board of Trustees and shareholders. PPAM compensates the Administrator for services performed.

3. CAPITAL SHARE TRANSACTIONS

As of December 31, 2004, there was an unlimited number of shares of $0.01 par value capital stock authorized by the Fund. Transactions in capital shares for the Fund is disclosed in detail in the Statement of Changes in Net Assets.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of PayPal Funds:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PayPal Money Market Fund (the “Fund”), a series of PayPal Funds, at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The financial highlights of the Fund for the year ended December 31, 2000 were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

San Francisco, California

February 11, 2005

PAYPAL MONEY MARKET FUND

PROXY VOTING (Unaudited)

The Fund invests all of its assets in the Master Portfolio. Consequentially, the Fund did not hold any portfolio securities with respect to which it was entitled to vote during the period from July 1, 2003 through June 30, 2004. The Fund filed a Form N-PX, for the twelve months ended June 30, 2004, which is available (i) without charge, upon request, by calling the Fund toll-free at 1-888-215-5506, and (ii) on the SEC’s website at www.sec.gov. The proxy voting record for the Master Portfolio can be found in the MIP’s Form N-PX, which is available on the SEC’s website (www.sec.gov). MIP’s CIK # is 0000915092.

PayPal Money Market Fund

Management of the Fund (Unaudited)

Disinterested Trustees1

Name, Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years; Other Directorships Held by Trustee
Kevin T. Hamilton, Born in 1961	Trustee and chairman[2]	Since 1999	One	President, Rice Hall James & Associates (investment advisor) (January 2002–present); formerly, Principal and Portfolio Manager, Messner & Smith Investment Management Limited (1999-2001).

Richard D. Kernan, Born in 1945	Trustee[3]	Since 2002	One	Chief Financial Officer, Acacia Pacific Holdings, Inc. (private investment firm) (2003-present); Associate, Sinclair Ventures, LLC (private investment firm) (2001-2003); Chief Financial Officer, Claims, Fireman’s Fund Insurance Company (2000-2001); Associate, Sinclair Ventures, LLC (1999-2000); Chief Operating Officer, Combined Benefits Insurance Company (1995-1999).

Gregory N. River, Born in 1954	Trustee	Since 1999	One	Senior Vice President, Callan Associates Inc. (investment management consulting) (2003-present); President and Chief Operating Officer, U.S. Foursis System Sales, Inc. (2002-present) (digital print hardware and software manufacturer); Vice President, Off-Road Capital (private investments) (2000-2001); Founder, Owner, and President, Paladin Consulting Company (1991-2000).

1	Disinterested Trustees are those Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
2	Served as Chairman since 2004.
3	Mr. Kernan served as an Advisory Trustee from January 2001 through August 2002.

Interested Trustees1

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee	Principal Occupation(s) During Past 5 Years; Other Directorships Held by Trustee
John T. Story, [2] Born in 1940	Trustee	Since 1999	One	Director of Finance, PayPal, Inc., (2003-present); Executive Vice President, PayPal, Inc., (1999-2003); President, John T. Story & Associates (mutual fund consulting) (1998-1999).

1	Interested Trustees are those Trustees who are “interested persons” of the Trust as defined in the 1940 Act.
2	Mr. Story is deemed to be an “interested” Trustee of the Trust because of his affiliation with PayPal, Inc., the parent of PayPal Asset Management, Inc., the Fund’s investment adviser.

Principal Officers

Name, Address, and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years; Other Directorships Held
John T. Story, Born in 1940	President	Since 2000	See Interested Trustee table.

Edward Fong, Born in 1963	Treasurer and Chief Financial Officer	Since 2003	Treasurer, PayPal, Inc. (January 2003–present); Director and Treasurer, PayPal Asset Management, Inc. (2004-present); President, PayPal Asset Management, Inc. (January 2003–present); Assistant Treasurer, eBay, Inc. (1999-January 2003).

John Muller, Born in 1961	Secretary	Since 2001	General Counsel, PayPal, Inc. and PayPal Asset Management, Inc. (2000-present); Director, PayPal Asset Management, Inc. (August 2001-present); Partner, Brobeck, Phleger & Harrison (San Francisco) (1998-2000).

George Jones, Born in 1969	Chief Compliance Officer	Since 2004	Director, Regulatory Compliance, PayPal Inc. (March 2004-present), Director and Senior Compliance Officer, UBS AG (New York & London) (January 1999-February 2004).

MONEY MARKET MASTER PORTFOLIO

Schedule of Investments

December 31, 2004

Security	Face Amount	Value
CERTIFICATES OF DEPOSIT—11.03%
Abbey National Treasury Services PLC
1.33%, 02/10/05	$40,000,000	$39,999,341
BNP Paribas (New York)
1.42%, 01/07/05	25,000,000	24,999,957
First Tennessee Bank N.A.
2.29%, 01/10/05	50,000,000	50,000,000
Societe Generale
1.79%, 05/10/05	30,000,000	29,997,889
2.32%, 12/31/05	100,000,000	100,000,000
Svenska Handelsbanken NY
1.58%, 04/25/05	50,000,000	49,992,477
1.63%, 04/27/05	35,000,000	34,997,781
1.72%, 05/05/05	25,000,000	24,998,732
Toronto-Dominion Bank
1.34%, 02/10/05	30,000,000	29,999,506
UBS AG
1.41%, 01/07/05	40,000,000	39,999,902
1.91%, 05/11/05	25,000,000	24,998,228
2.32%, 01/07/05	100,000,000	100,000,083
US Bank N.A.
1.20%, 03/28/05	10,000,000	9,998,599
Washington Mutual Bank
2.27%, 02/02/05	50,000,000	50,000,000

TOTAL CERTIFICATES OF DEPOSIT
(Cost: $609,982,495)		609,982,495

Security	Face Amount	Value
COMMERCIAL PAPER—13.01%
CAFCO LLC
2.24%, 01/21/05 (1)	50,000,000	49,937,778
Chariot Funding LLC
2.32%, 01/12/05 (1)	50,000,000	49,964,556
Citigroup Global Markets Holdings Inc.
2.30%, 02/01/05	100,000,000	99,801,944
CRC Funding LLC
2.26%, 02/03/05 (1)	50,000,000	49,896,417
Delaware Funding Corp.
2.30%, 01/05/05 (1)	51,091,000	51,077,943
Edison Asset Securitization
2.24%, 02/02/05 (1)	100,000,000	99,800,889
2.26%, 05/04/05 (1)	75,000,000	74,420,875
Grampian Funding LLC
2.27%, 02/01/05 (1)	50,000,000	49,902,264
HBOS Treasury Services PLC
2.33%, 01/28/05	145,000,000	144,746,613
New Center Asset Trust
2.26%, 02/02/05 (1)	50,000,000	49,899,556

TOTAL COMMERCIAL PAPER
(Cost: $719,448,835)		719,448,835

Security	Face Amount	Value
MEDIUM-TERM NOTES—4.30%
Beta Finance Inc.
1.45%, 01/12/05 (1)	25,000,000	24,999,439
2.68%, 11/15/05 (1)	50,000,000	49,991,067
CIT Equipment Collateral 2004-VT1 Class A-1
1.12%, 03/20/05	2,786,168	2,786,168
Dorada Finance Inc.
1.48%, 01/18/05 (1)	25,000,000	24,999,614
K2 USA LLC
1.46%, 01/12/05 (1)	25,000,000	24,999,439
2.43%, 08/01/05 (1)	20,000,000	19,997,701
Links Finance LLC
1.30%, 03/08/05 (1)	40,000,000	39,997,461
Sigma Finance Inc.
1.48%, 04/15/05 (1)	50,000,000	49,963,380

TOTAL MEDIUM-TERM NOTES
(Cost: $237,734,269)		237,734,269

Security	Face Amount	Value
TIME DEPOSITS—10.07%
Branch Banking & Trust
2.16%, 01/03/05	256,906,000	256,906,000
Citibank N.A.
2.16%, 01/03/05	75,000,000	75,000,000
Societe Generale
2.16%, 01/03/05	125,000,000	125,000,000
UBS AG
2.19%, 01/03/05	100,000,000	100,000,000

TOTAL TIME DEPOSITS
(Cost: $556,906,000)		556,906,000

Security	Face Amount	Value
VARIABLE & FLOATING RATE NOTES—47.12%
American Express Centurion Bank
2.28%, 09/01/05	50,000,000	50,012,751
2.36%, 04/15/05	100,000,000	99,985,205
2.37%, 01/28/05	50,000,000	50,000,000
ASIF Global Financing
2.41%, 01/23/06 (1)	75,000,000	74,993,033
Bank of Nova Scotia
2.45%, 03/04/05	85,000,000	85,009,194
Bear Stearns Companies Inc. (The)
2.46%, 09/16/05	100,000,000	100,000,000
Beta Finance Inc.
2.44%, 03/15/05 (1)	25,000,000	25,004,122
Capital One Auto Finance Trust Series 2004-B Class A-1
2.37%, 10/17/05	35,233,173	35,233,173
Chase Manhattan Bank USA
2.34%, 01/13/05	50,000,000	50,000,000
Commodore CDO Ltd. 2003-2A Class A1MM
2.55%, 12/12/05 (1)	25,000,000	25,000,000
DEPFA Bank PLC
2.47%, 09/15/05	100,000,000	100,000,000
Dorada Finance Inc.
2.38%, 09/15/05 (1)	82,000,000	82,004,569
2.45%, 01/28/05 (1)	50,000,000	50,003,265
Goldman Sachs Group Inc. (The)
2.39%, 07/29/05 (1)	50,000,000	50,000,000
2.47%, 02/23/05	50,000,000	50,000,000
HBOS Treasury Services PLC
2.55%, 01/24/06 (1)	50,000,000	50,000,000
JP Morgan Securities Inc.
2.45%, 04/15/05	100,000,000	100,000,000

K2 USA LLC
2.33%, 06/10/05 (1)	50,000,000	49,996,918
LEEK Series 14A Class A1
2.41%, 01/21/05 (1)	79,380,000	79,380,000
Links Finance LLC
2.37%, 07/26/05 (1)	25,000,000	24,995,779
2.39%, 10/17/05 (1)	65,000,000	65,003,993
2.42%, 07/29/05 (1)	50,000,000	50,007,095
Merrill Lynch & Co. Inc.
2.24%, 02/17/05	100,000,000	99,994,471
Metropolitan Life Insurance Funding Agreement
2.15%, 07/18/05 (1)	25,000,000	25,000,000
2.20%, 07/25/05 (1)	50,000,000	50,000,000
Morgan Stanley
2.44%, 05/04/05	40,000,000	40,037,541
2.52%, 08/15/05	25,000,000	25,023,238
National City Bank
2.22%, 08/02/05	50,000,000	49,987,271
Nationwide Building Society
2.58%, 01/27/06 (1)	100,000,000	100,000,000
Permanent Financing No.4 Series 1 Class A
2.32%, 03/10/05	125,000,000	125,000,000
Permanent Financing No.5 Series 1 Class A
2.35%, 06/10/05	40,000,000	40,000,000
Sigma Finance Inc.
2.04%, 01/25/05 (1)	75,000,000	74,999,015
2.35%, 07/15/05 (1)	25,000,000	24,995,981
2.35%, 11/18/05 (1)	70,000,000	69,981,481
Strips III LLC
2.47%, 07/25/05 (1)	34,657,653	34,657,653
Travelers Insurance Co. Funding Agreement
2.28%, 02/04/05 (1)	50,000,000	50,000,000
2.41%, 08/19/05 (1)	50,000,000	50,000,000
Wachovia Asset Securitization Inc. Series 2004-HM1A Class A
2.41%, 01/25/05 (1)	100,000,000	100,000,000
Wachovia Asset Securitization Inc. Series 2004-HM2A Class AMM
2.40%, 01/25/05 (1)	100,000,000	100,000,000
Westpac Banking Corp.
2.45%, 01/11/06	70,000,000	70,000,000
Whistlejacket Capital LLC
2.32%, 12/08/05 (1)	30,000,000	29,995,796
Winston Funding Ltd.
2.16%, 01/23/05 (1)	100,000,000	100,000,000

TOTAL VARIABLE & FLOATING RATE NOTES
(Cost: $2,606,301,544)		2,606,301,544

Security	Face Amount	Value
REPURCHASE AGREEMENTS—14.28%
Banc of America Securities LLC Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,600 and an effective yield of 2.28%. (2)	40,000,000	40,000,000

Bank of America N.A. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $500,095,000 and an effective yield of 2.28%. (2)	500,000,000	500,000,000

Credit Suisse First Boston Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,667 and an effective yield of 2.30%. (2)	40,000,000	40,000,000

Goldman Sachs Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $50,009,542 and an effective yield of 2.29%. (2)	50,000,000	50,000,000

JP Morgan Chase & Co. Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,600 and an effective yield of 2.28%. (2)	40,000,000	40,000,000
Lehman Brothers Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $80,015,200 and an effective yield of 2.28%. (2)	80,000,000	80,000,000
Merrill Lynch Tri-Party Repurchase Agreement, dated 12/31/04, due 1/3/05, with a maturity value of $40,007,667 and an effective yield of 2.28%. (2)	40,000,000	40,000,000

TOTAL REPURCHASE AGREEMENTS
(Cost: $790,000,000)		790,000,000

TOTAL INVESTMENTS IN SECURITIES — 99.81%
(Cost: $5,520,373,143)		5,520,373,143

Other Assets, Less Liabilities — 0.19%		10,452,681

NET ASSETS — 100.00%		$5,530,825,824

(1)	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)	See Note 1 for information regarding collateral.

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

Portfolio Allocation (Unaudited)

December 31, 2004

Asset Type	Value	% of Net Assets
Variable & Floating Rate Notes	$2,606,301,544	47.13%
Repurchase Agreements	790,000,000	14.28
Commercial Paper	719,448,835	13.00
Certificates of Deposit	609,982,495	11.03
Time Deposits	556,906,000	10.07
Medium-Term Notes	237,734,269	4.30
Other Net Assets	10,452,681	0.19

TOTAL	$5,530,825,824	100.00%

This table is not part of the financial statements.

Money Market Master Portfolio

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2004

ASSETS

Investments in securities, at amortized cost which approximates value (Note 1):	$4,730,373,143
Repurchase agreements, at value and cost (Note 1)	790,000,000
Cash	865
Receivables:
Interest	10,451,816

Total Assets	5,530,825,824

NET ASSETS	$5,530,825,824

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENT OF OPERATIONS

For the year ended December 31, 2004

NET INVESTMENT INCOME
Interest	$78,280,001

Total investment income	78,280,001

EXPENSES (Note 2)
Investment advisory fees	5,385,266

Total expenses	5,385,266
Less investment advisory fees waived	(2,694,437)

Net expenses	2,690,829

Net investment income	75,589,172

REALIZED GAIN (LOSS)
Net realized loss	(3,023)

Net realized loss	(3,023)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,586,149

The accompanying notes are an integral part of these financial statements.

Money Market Master Portfolio

STATEMENTS OF CHANGES IN NET ASSETS

	For the year ended December 31, 2004	For the year ended December 31, 2003
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$75,589,172	$48,736,227
Net realized gain (loss)	(3,023)	120,352

Net increase in net assets resulting from operations	75,586,149	48,856,579

Interestholder transactions:
Contributions	27,939,964,264	13,745,249,528
Withdrawals	(27,213,733,782)	(12,953,858,697)

Net increase in net assets resulting from interestholder transactions	726,230,482	791,390,831

Increase in net assets	801,816,631	840,247,410
NET ASSETS:
Beginning of year	4,729,009,193	3,888,761,783

End of year	$5,530,825,824	$4,729,009,193

The accompanying notes are an integral part of these financial statements.

MONEY MARKET MASTER PORTFOLIO

NOTES TO THE FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Delaware statutory trust. As of December 31, 2004, MIP offered the following separate portfolios: Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, International Index, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, Russell 2000 Index, S&P 500 Index and Treasury Money Market Master Portfolios.

These financial statements relate only to the Money Market Master Portfolio (the “Master Portfolio”).

Under MIP’s organizational documents, the Master Portfolio’s officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Master Portfolio. Additionally, in the normal course of business, the Master Portfolio enters into contracts with service providers that contain general indemnification clauses. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Portfolio that have not yet occurred.

The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements. Such policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with Rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and accreting or amortizing any discount or premium, respectively, over the period until maturity, approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method. The Master Portfolio amortizes premium and accretes discount using a constant yield to maturity method.

FEDERAL INCOME TAXES

In general, MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a non-publicly traded partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each interestholder in such a Master Portfolio will be taxed on its distributive share of the Master Portfolio’s taxable income in determining its federal income tax liability. As a non-publicly traded partnership for federal income tax purposes, the Master Portfolio will be deemed to have “passed through” to its interestholders any interest, dividends, gains or losses of the Master Portfolio for such purposes. The determination of its distributive share will be made in accordance with the Internal Revenue Code of 1986, as amended (the “Code”), and regulations promulgated thereunder.

It is intended that the Master Portfolio’s assets, income and distributions will be managed in such a way that an entity electing and qualifying as a “regulated investment company” under the Code can continue to qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company’s “investment company taxable income” annually).

As of December 31, 2004, the Master Portfolio’s cost of investments for federal income tax purposes was the same as for financial statement purposes.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian, or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

The repurchase agreements held by the Master Portfolio as of December 31, 2004 were fully collateralized by U.S. Government and Agency obligations as follows:

Repurchase Agreement	Interest Rate (s)	Maturity Date (s)	Aggregate Market Value
Banc of America Securities LLC Tri-Party	6.00%	08/01/34	$40,800,000
Bank of America N.A. Tri-Party	5.50	09/01/34	510,000,000
Credit Suisse First Boston Tri-Party	4.22-5.90	07/01/31-10/01/34	40,803,127
Goldman Sachs Tri-Party	5.50	09/01/34	51,000,001
JP Morgan Chase & Co. Tri-Party	3.55-6.57	05/01/22-08/01/35	40,804,080
Lehman Brothers Tri-Party	2.75-8.50	12/1/08-08/01/36	81,603,127
Merrill Lynch Tri-Party	3.13-4.12	08/01/22-08/01/40	40,798,360

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors (“BGFA”) provides investment advisory services to the Master Portfolio. BGFA is a California corporation indirectly owned by Barclays Bank PLC. BGFA is entitled to receive an annual fee of 0.10% of the average daily net assets of the Master Portfolio, as compensation for investment advisory services. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce expenses of the Master Portfolio and, accordingly, have a favorable impact on its performance. For the year ended December 31, 2004, BGFA waived $2,694,437 in investment advisory fees for the Master Portfolio.

Investors Bank & Trust Company (“IBT”) serves as the custodian and sub-administrator of the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. (“BGI”) for its services as sub-administrator of the Master Portfolio.

SEI Investments Distribution Company (“SEI”) is the sponsor and placement agent for the Master Portfolio. SEI does not receive any fee from the Master Portfolio for acting as placement agent.

MIP has entered into an administration services arrangement with BGI, which has agreed to provide general administration services, such as managing and coordinating third-party service relationships, to the Master Portfolio. BGI is not entitled to compensation for providing administration services to the Master Portfolio, for so long as BGI is entitled to compensation for providing administration services to corresponding feeder funds that invest substantially all of their assets in the Master Portfolio, or BGI (or an affiliate) receives investment advisory fees from the Master Portfolio. BGI may delegate certain of its administration duties to sub-administrators.

Certain officers and trustees of MIP are also officers of BGI. As of December 31, 2004, these officers of BGI collectively owned less than 1% of MIP’s outstanding beneficial interests.

3. FINANCIAL HIGHLIGHTS

Financial highlights for the Master Portfolio were as follows:

	Year Ended December 31, 2004	Year Ended December 31, 2003	Year Ended December 31, 2002	Year Ended December 31, 2001	Year Ended December 31, 2000
Ratio of expenses to average net assets	0.05%	0.10%	0.10%	0.10%	0.10%
Ratio of expenses to average net assets prior to waived fees	0.10%	n/a	n/a	n/a	n/a
Ratio of net investment income to average net assets	1.40%	1.15%	1.80%	3.66%	6.43%
Ratio of net investment income to average net assets prior to waived fees	1.35%	n/a	n/a	n/a	n/a

Total return	1.39%	1.16%	1.84%	4.23%	6.52%

Report of Independent Registered Public Accounting Firm

To the Interestholders and Board of Trustees of Master Investment Portfolio:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Money Market Master Portfolio, a portfolio of Master Investment Portfolio (the “Master Portfolio”), at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Master Portfolio’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

The financial highlights of the Master Portfolio at December 31, 2000 and for the year then ended were audited by other auditors, whose report dated February 9, 2001 expressed an unqualified opinion on those financial highlights.

PricewaterhouseCoopers LLP

San Francisco, California

February 11, 2005

MASTER INVESTMENT PORTFOLIO

TRUSTEE INFORMATION - UNAUDITED

The Board of Trustees has responsibility for the overall management and operations of the Master Portfolio. Each Trustee serves until he or she resigns, retires, or his or her successor is elected and qualified. Each Officer serves until his or her successor is chosen and qualified.

Master Investment Portfolio (“MIP”), Barclays Global Investors Funds (“BGIF”), iShares Trust and iShares, Inc. are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of MIP also serves as a Trustee for BGIF and oversees 27 portfolios within the fund complex. In addition, Lee T. Kranefuss and Richard K. Lyons each serves as a Trustee for iShares Trust and as a Director for iShares, Inc. and oversees 125 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee is 45 Fremont Street, San Francisco, CA 94105. Additional information about the Master Portfolio’s Trustees may be found in Part B of the Master Portfolio’s Registration Statement, which is available without charge, upon request, by calling toll-free 1-877-244-1544.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Lee T. Kranefuss, * 1961	Trustee since November 16, 2001, President and Chief Executive Officer	Chief Executive Officer of Intermediary Investor Business of Barclays Global Investors, N.A. (“BGI”).	Trustee of BGIF; Director, iShares, Inc. (since June 18, 2003); Trustee, iShares Trust (since June 18, 2003).

Michael A. Latham, 1965	Secretary, Treasurer and Chief Financial Officer	Chief Operating Officer of Intermediary Investor Business of BGI (since 2004); Director of Mutual Fund Delivery of Intermediary Investor Business of BGI (2000-2004); Head of Operations, BGI Europe (1997-2000).	None.

*	Lee T. Kranefuss is deemed to be an “interested person” of the Trust because he serves as Chief Executive Officer of the Intermediary Investor Business of BGI, the administrator of the Master Portfolio and the parent company of BGFA, the investment adviser of the Master Portfolio.

Independent Trustees

Name Year of Birth	Position(s), Length of Service	Principal Occupation During Past Five Years	Other Public Company and Investment Company Directorships
Mary G. F. Bitterman, 1944	Trustee since November 16, 2001	President, Osher Lifelong Learning Institutes, The Bernard Osher Foundation (since May 2004); President and Chief Executive Officer of The James Irvine Foundation (non-profit foundation) (2002-2003); President and Chief Executive Officer of KQED, Inc. (public television and radio) (1993-2002).	Trustee of BGIF; Director, Bank of Hawaii.

Jack S. Euphrat, 1922	Trustee since October 20, 1993	Private Investor.	Trustee of BGIF.

Richard K. Lyons, 1961	Trustee since November 16, 2001	Acting Dean and Professor, University of California, Berkley: Haas School of Business; Sylvan Coleman Professor of Finance; Member, Council of Foreign Relations.	Trustee of BGIF; Director (Chairman), Matthews Asian Funds (oversees 6 portfolios); Director, iShares, Inc. (since 2001); Trustee, iShares Trust (since 2001).

Leo Soong, 1946	Trustee since February 9, 2000	President of Trinity Products LLC (beverages); Managing Director of CG Roxane LLC (water company); Co-Founder of Crystal Geyser Water Co. (President through 1999).	Trustee of BGIF; Vice Chairman of the California Pacific Medical Center; Director of the California State Automobile Association; Director of the American Automobile Association.

Item 1. Reports to Stockholders.

[Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).]

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer. The registrant has not made any amendment to its code of ethics during the period covered by this report, principal accounting officer, and other persons performing similar functions on behalf of the registrant. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when requested by telephone at 1-888-215-5506 or by email at service@paypal.com.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that its one audit committee financial expert, Richard D. Kernan, is not an “interested person” of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.

The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 12/31/2003	FYE 12/31/2004
Audit Fees	$11,800	$12,625
Audit-Related Fees	$0	$0
Tax Fees	$4,800	$5,135
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services performed for the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)

The following table indicates the non-audit fees billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not the adviser to the master portfolio) for the last two years. The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser and its affiliates is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2003	FYE 12/31/2004
Registrant	0	0
Registrant’s Investment Adviser and affiliates	0	0

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated. Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The President and Principal Financial Officer have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in the attached certification, Section 4(a).

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(a) (2) Section 302 Certification letters are attached.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PayPal Funds

By:	/s/ John T. Story
John T. Story, President

Date:	March 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Story
John T. Story, President

Date:	March 9, 2005

By:	/s/ Edward Fong
Edward Fong, Principal Financial Officer

Date:	March 9, 2005